UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21877

Oppenheimer Rochester Arizona Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 12/31/2015

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2015 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—104.7%
Arizona—72.3%
$15,000	AZ Game & Fish Department (Administration Building)[1]	5.000%	07/01/2032	$15,278
1,000,000	AZ Health Facilities Authority (SHCH/SHCRC/SHC/JCLHN Obligated Group)[1]	5.000	12/01/2039	1,121,750
25,000	AZ McAllister Academic Village (Arizona State University Hassayampa)[1]	5.250	07/01/2030	27,128
500,000	AZ State University (Board of Regents)[1]	5.375	07/01/2031	590,580
110,000	Casa Grande, AZ IDA (Casa Grande Regional Medical Center)[2]	7.000	12/01/2015	1
75,000	Casa Grande, AZ IDA (Casa Grande Regional Medical Center)[2]	7.000	12/01/2017	1
300,000	Centerra, AZ Community Facilities District[1]	5.150	07/15/2031	300,483
325,000	Centerra, AZ Community Facilities District[1]	6.625	07/15/2032	338,289
50,000	Cochise County, AZ High School District No. 22 (Valley Union)[1]	6.350	07/01/2016	51,313
350,000	Eastmark, AZ Community Facilities District No. 1 Special Assessment[1]	5.200	07/01/2039	352,912
660,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125	07/15/2027	686,657
1,000,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200	07/15/2032	1,037,930
493,000	Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment District)[1,3]	5.550	07/01/2022	505,286
500,000	Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment District)[1]	5.800	07/01/2032	507,225
427,000	Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment District)[1,3]	5.700	07/01/2027	434,635
76,000	Festival Ranch, AZ Community Facilities District[1]	5.000	07/01/2032	76,065
195,000	Festival Ranch, AZ Community Facilities District[1]	5.300	07/15/2031	197,367
250,000	Festival Ranch, AZ Community Facilities District[1]	5.800	07/15/2032	260,332
76,000	Festival Ranch, AZ Community Facilities District[1]	5.000	07/01/2026	76,524
15,000	Flagstaff, AZ (Aspen Place Sawmill Improvements)[1]	5.000	01/01/2032	15,023
35,000	Gilbert, AZ Improvement District No. 19[1]	5.200	01/01/2023	35,082
185,000	Gilbert, AZ Improvement District No. 20[1]	5.100	01/01/2027	203,361
25,000	Gladden Farms, AZ Community Facilities District[1]	6.375	07/15/2025	25,059
500,000	Gladden Farms, AZ Community Facilities District[1]	5.450	07/15/2032	507,940
260,000	Gladden Farms, AZ Community Facilities District[1]	5.350	07/15/2027	264,246
1,000,000	Glendale, AZ IDA (Midwestern University Foundation)[1]	5.000	07/01/2033	1,061,330
300,000	Goodyear, AZ IDA Water & Sewer[1]	5.500	07/01/2041	351,447
235,000	Greater AZ Devel. Authority Infrastructure[1]	5.000	08/01/2027	240,400
15,000	Maricopa County & Phoenix, AZ IDA (Single Family)[1]	5.800	07/01/2040	15,689
285,000	Maricopa County, AZ IDA (Citizens Utilities Company)[1]	6.200	05/01/2030	285,137
250,000	Maricopa County, AZ IDA (Diginity Health)[1]	6.000	07/01/2039	282,195
30,000	Maricopa County, AZ IDA (Phoenix West Prison)[1]	5.125	07/01/2019	30,060
10,000	Maricopa County, AZ IDA (Phoenix West Prison)[1]	5.000	07/01/2016	10,026
10,000	Maricopa County, AZ Pollution Control (El Paso Electric Company)[1]	7.250	02/01/2040	11,643

1 OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$100,000	Marley Park, AZ Community Facilities District[1]	7.000%	07/15/2033	$105,134
455,000	Marley Park, AZ Community Facilities District[1]	6.000	07/15/2026	465,888
685,000	Marley Park, AZ Community Facilities District[1]	6.100	07/15/2032	698,131
1,970,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	7.400	07/15/2033	2,125,492
1,005,000	Merrill Ranch, AZ Community Facilities District No. 2[1]	6.250	07/15/2035	1,084,576
1,000,000	Northern Arizona University[1]	5.000	06/01/2040	1,137,730
500,000	Palm Valley, AZ Community Facility District No. 3[1]	5.800	07/15/2032	507,385
50,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.350	07/15/2031	50,159
250,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000	01/01/2029	247,900
350,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	353,279
1,000,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.875	11/01/2037	543,480
250,000	Phoenix, AZ IDA (Great Hearts Academies)[1]	6.000	07/01/2032	267,715
750,000	Phoenix-Mesa, AZ Gateway Airport Authority[1]	5.000	07/01/2038	820,373
985,000	Pima County, AZ IDA (Arizona Charter School)[1]	5.375	07/01/2031	1,036,181
15,000	Pima County, AZ IDA (Charter Schools)[1]	6.375	07/01/2031	15,148
160,000	Pima County, AZ IDA (Christian Senior Living)[1,3]	5.050	01/01/2037	160,294
135,000	Pima County, AZ IDA (Horizon Community Learning Center)[1]	5.250	06/01/2035	135,527
1,940,000	Pima County, AZ IDA (Leading Edge Academy Mricopa Charter School)[1]	7.750	12/01/2043	2,166,379
15,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.500	07/01/2033	13,591
125,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750	12/01/2037	125,518
650,000	Pima County, AZ IDA (Tucson Country Day School)[1]	5.000	06/01/2037	582,992
150,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.750	12/01/2032	152,334
490,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	6.550	12/01/2037	498,629
250,000	Pinal County, AZ Electric District No. 3[1]	5.250	07/01/2036	278,728
205,000	Pinal County, AZ Electric District No. 4[1]	6.000	12/01/2028	234,102
10,000	Pinal County, AZ IDA (Florence West Prison)[1]	5.250	10/01/2022	10,011
369,000	Prescott Valley, AZ Southside Community Facilities District No. 1[3]	7.250	07/01/2032	269,650
115,000	Quail Creek, AZ Community Facilities District[1]	5.150	07/15/2016	116,749
115,000	Queen Creek, AZ Improvement District No. 1[1,3]	5.000	01/01/2032	116,835
10,000	Queen Creek, AZ Improvement District No. 1[1]	5.000	01/01/2019	10,205
25,000	Queen Creek, AZ Improvement District No. 1[1]	5.000	01/01/2016	25,000
25,000	Queen Creek, AZ Improvement District No. 1[1]	5.000	01/01/2017	25,525
1,200,000	Show Low Bluff, AZ Community Facilities District	5.600	07/01/2031	1,190,208
390,000	Show Low Bluff, AZ Community Facilities District[1]	5.875	07/15/2032	396,189
2,000,000	Tartesso West, AZ Community Facilities District[1]	5.900	07/15/2032	2,039,060
65,000	Tucson, AZ Airport Authority	5.000	06/01/2021	65,242
10,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.000	01/01/2039	10,042
15,000	Tucson, AZ Improvement District (Civano Neighborhood Phase 1)	5.000	01/01/2018	15,053
1,535,000	Westpark, AZ Community Facilities District[1]	5.450	07/15/2032	1,555,477
180,000	Westpark, AZ Community Facilities District[1]	5.300	07/15/2022	184,318

2 OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$975,000	Westpark, AZ Community Facilities District[1]	5.250%	07/15/2031	$979,144

25,000	Winslow, AZ Waterworks[1]	5.000	07/01/2019	25,049

300,000	Yuma County, AZ IDA (Water & Sewer)[1]	6.375	12/01/2037	284,253

35,000	Yuma County, AZ IDA (Water & Sewer)[1]	6.500	12/01/2017	33,842

				31,076,911

U.S. Possessions—32.4%
6,778,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	11.002 [4]	06/01/2057	129,460

37,000,000	Puerto Rico Children’s Trust Fund (TASC)	8.438 [4]	05/15/2055	1,078,180

840,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	841,361

1,925,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	1,963,500

1,480,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	1,486,334

750,000	Puerto Rico Commonwealth GO	6.500	07/01/2040	500,077

1,110,000	Puerto Rico Commonwealth GO	5.750	07/01/2036	731,901

445,000	Puerto Rico Commonwealth GO	5.750	07/01/2041	293,375

50,000	Puerto Rico Commonwealth GO1	5.250	07/01/2020	51,935

45,000	Puerto Rico Commonwealth GO	5.500	07/01/2020	46,124

155,000	Puerto Rico Commonwealth GO1	5.500	07/01/2020	161,539

1,150,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2031	740,796

160,000	Puerto Rico Electric Power Authority, Series NN	5.250	07/01/2023	162,227

225,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2021	225,014

15,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2023	14,977

65,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2023	65,368

350,000	Puerto Rico HFA[1]	5.000	12/01/2019	362,884

10,000	Puerto Rico HFA[1]	5.000	12/01/2020	10,083

750,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2020	357,675

125,000	Puerto Rico Industrial Devel. Company, Series B3	5.375	07/01/2016	125,507

370,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	188,793

1,165,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500	10/01/2037	590,935

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125	04/01/2032	86,769

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2027	88,884

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	04/01/2042	86,471

625,000	Puerto Rico Public Buildings Authority	6.000	07/01/2041	371,050

750,000	Puerto Rico Public Buildings Authority	5.250	07/01/2042	413,685

1,850,000	Puerto Rico Public Finance Corp., Series B2	5.500	08/01/2031	296,000

5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	2,103,550

500,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750	08/01/2057	284,470

90,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	90,023

				13,948,947

Total Investments, at Value (Cost $51,061,460)—104.7%				45,025,858

Net Other Assets (Liabilities)—(4.7)				(2,001,576)

Net Assets—100.0%				$43,024,282

3 OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

GO	General Obligation
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCLHN	John C. Lincoln Health Network
SHC	Scottsdale Healthcare Corp.
SHCH	Scottsdale Healthcare Hospitals
SHCRC	Scottsdale Healthcare Realty Corp.
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

4 OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2015 Unaudited

1. Organization

Oppenheimer Rochester Arizona Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from

5 OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued

6 OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7 OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Arizona	$—	$30,533,429	$543,482	$31,076,911
U.S. Possessions	—	13,948,947	—	13,948,947

Total Assets	$—	$44,482,376	$543,482	$45,025,858

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$204,480

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

8 OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Information concerning securities not accruing interest at period end is as follows:

Cost	$1,829,755
Market Value	$296,002
Market Value as % of Net Assets	0.69%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $740,796, representing 1.72% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period

9 OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$51,061,460

Gross unrealized appreciation	$1,645,551
Gross unrealized depreciation	(7,681,153)

Net unrealized depreciation	$(6,035,602)

10 OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Arizona Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	2/17/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	2/17/2016

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	2/17/2016